Lease (Tables)	12 Months Ended
Mar. 31, 2025
Lease [Abstract]
Schedule of Components of Lease Expense

The components of lease expense were as follows:

	For the years ended March 31
	2023	2024	2025
	HKD	HKD	HKD	US$
Operating lease cost	$304,824	$302,870	$281,376	$36,167

Total lease cost	$304,824	$302,870	$281,376	$36,167

Supplemental balance sheet information related to leases was as follows:

	March 31,
	2024	2025
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$508,848	$250,504	$32,199

Current operating lease obligation	271,286	250,504	32,199
Noncurrent operating lease obligation	237,562	-	-
Total operating lease obligation	$508,848	$250,504	$32,199

Weighted average remaining lease term (in years):
Operating lease	1.92	0.92

Weighted average discount rate:
Operating lease	5.9%	5.9%

Supplemental cash flow and other information related to the leases was as follows:

	For the years ended March 31
	2023	2024	2025
	HKD	HKD	HKD	US$
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$304,824	$302,870	$281,376	$36,167

Right of use assets obtained in exchange for lease obligation:
Operating lease	$-	$529,700	$-	$-

Schedule of Company’s Commitment for Minimum Lease Payment

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of March 31, 2025 was as follows:

Years ending March 31,	Amount (HKD)	Amount (US$)
2026	$257,928	$33,153
Total future lease payments	257,928	33,153
Amount representing interest	(7,424)	(954)
Present value of future payments	$250,504	$32,199